Earnings per share (“EPS”) (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Earnings per share
Basic EPS - Earnings | $	$ 64.0	$ 53.6	$ 129.2	$ 118.2
Basic EPS - (in shares)	187,200,000	186,000,000	187,100,000	186,000,000
Basic EPS (in dollars per share) | $ / shares	$ 0.34	$ 0.29	$ 0.69	$ 0.64
Effect of dilutive securities - (in shares)	300,000	300,000	300,000	300,000
Effect of dilutive securities - (in dollars per share) | $ / shares				(0.01)
Diluted EPS - Earnings | $	$ 64.0	$ 53.6	$ 129.2	$ 118.2
Diluted EPS - (in shares)	187,500,000	186,300,000	187,400,000	186,300,000
Diluted EPS (in dollars per share) | $ / shares	$ 0.34	$ 0.29	$ 0.69	$ 0.63
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	251,613	97,789	251,613	97,789
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	69,442	73,762	69,442	73,762